Fair Value Measurements - Debt Excluding Capital Leases (Detail) - USD ($) $ in Millions	Mar. 31, 2019	Dec. 31, 2018
Carrying Amount
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Short- and long-term debt, excluding finance leases	$ 112,725	$ 112,159
Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Short- and long-term debt, excluding finance leases	$ 125,307	$ 118,535